MoA Clear Passage 2040 Fund Investment Strategy - MoA Clear Passage 2040 Fund	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that the Adviser selects to seek to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches. The Clear Passage 2040 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Clear Passage Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Clear Passage Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10% at the time it reaches its Target Retirement Date, of its assets invested in equity IC Funds. As of December 31, 2024, the Fund’s asset allocation among the underlying funds was as follows: ●MoA Equity Index Fund 45.1% ●MoA Mid Cap Equity Index Fund 10.3% ●MoA Mid Cap Value Fund 1.0% ●MoA International Fund 18.6% ●MoA Small Cap Equity Index Fund 2.0% ●MoA Small Cap Growth Fund 1.0% ●MoA Small Cap Value Fund 2.0% ●MoA US Government Money Market Fund 2.0% ●MoA Core Bond Fund 14.0% ●MoA Intermediate Bond Fund 4.0% The periodic reallocations of the assets of each Clear Passage Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Target Date Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.